Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended			12 Months Ended
	Oct. 18, 2022	Mar. 22, 2022	Mar. 22, 2022	Sep. 13, 2021	Feb. 11, 2021	Dec. 31, 2022	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 14, 2019	Apr. 20, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)						5,000,000			5,000,000	5,000,000
Preferred stock, par value (in usd per share)						$ 0.001			$ 0.001	$ 0.001
Number of shares sold under offering (in shares)					40,000
Net proceeds from issuance of preferred stock and warrants				$ 50,600					$ 46,906	$ 50,585
Common Stock
Class of Stock [Line Items]
Series 7 Preferred Stock converted to common stock (in shares)						101,334		101,334		101,334
Registered Direct Offering
Class of Stock [Line Items]
Number of shares sold under offering (in shares)	253,112
Subscription price (in usd per share)				$ 920
Original issuance discount percentage				8.00%
Aggregate subscription value				$ 54,100
Series 4 Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)						10,415			10,415	10,415			10,415
Preferred stock, par value (in usd per share)													$ 1,000
Series preferred stock conversion value (in shares)													$ 16,740
Preferred stock, shares outstanding (in shares)						1			1	1
Series 5 Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)						12,000			12,000	12,000		12,000
Preferred stock, par value (in usd per share)												$ 1,000
Series preferred stock conversion value (in shares)												$ 11,238.75
Preferred stock, shares outstanding (in shares)						126			126	126
Series 7 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)						0			0
Mezzanine equity, convertible preferred stock, shares authorized (in shares)				58,750		58,750			58,750	58,750
Mezzanine equity, convertible preferred shares, par value per share (in usd per share)				$ 0.001
Mezzanine equity, convertible preferred shares, stated value per share (in usd per share)				$ 1,000
Mezzanine equity, convertible preferred shares, maximum voting power percentage				19.99%
Mezzanine equity, convertible preferred shares, conversion price (in usd per share)				$ 93.75
Series 7 Preferred Stock converted to common stock (in shares)								9,500		9,500
Preferred shares redeemed (in shares)		49,250
Preferred shares redeemed, cash consideration		$ 49,300					$ 49,300
Mezzanine equity, convertible preferred stock, shares outstanding (in shares)						0			0	49,250	0
Series 7 Preferred Stock | Registered Direct Offering
Class of Stock [Line Items]
Number of shares sold under offering (in shares)				58,750
Aggregate subscription value				$ 54,100
Series 8 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		53,197.7234	53,197.7234
Preferred stock, par value (in usd per share)		$ 0.001	$ 0.001
Preferred stock, shares outstanding (in shares)						0			0
Mezzanine equity, convertible preferred stock, shares authorized (in shares)						53,197.7234			53,197.7234	53,197.7234
Number of shares sold under offering (in shares)			1,503,726
Subscription price (in usd per share)		$ 940	$ 940
Original issuance discount percentage		6.00%	6.00%
Aggregate subscription value		$ 50,000	$ 50,000
Net proceeds from issuance of preferred stock and warrants			$ 46,900
Preferred shares redeemed (in shares)						53,197.72
Preferred shares redeemed, cash consideration						$ 53,200
Mezzanine equity, convertible preferred stock, shares outstanding (in shares)						0			0	0
Preferred stock, stated value per share (in usd per share)		$ 1,000	$ 1,000
Maximum voting power per holder		19.99%	19.99%
Preferred stock, convertible, conversion price (in usd per share)		$ 35.38	$ 35.38
Series 8 Preferred Stock | Registered Direct Offering
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		53,197.7234	53,197.7234
Preferred stock, par value (in usd per share)		$ 0.001	$ 0.001
Number of shares sold under offering (in shares)			1,503,726
Subscription price (in usd per share)		$ 940	$ 940
Original issuance discount percentage		6.00%	6.00%
Aggregate subscription value		$ 50,000	$ 50,000